Share-Based Compensation (Successor) (Details) $ in Millions		3 Months Ended	4 Months Ended	6 Months Ended
	Jun. 30, 2026 USD ($) shares	Jun. 30, 2026 USD ($) shares	Jun. 30, 2026 USD ($) shares	Jun. 30, 2026 shares
Share-Based Compensation (Successor) [Line Items]
Weighted-average remaining	2 years 6 months
Forfeited				22,600
RSUs [Member]
Share-Based Compensation (Successor) [Line Items]
Compensation expense (in Dollars) | $	$ 21.6
Successor [Member] | RSUs [Member]
Share-Based Compensation (Successor) [Line Items]
Compensation expense (in Dollars) | $		$ 2.2	$ 2.7
Class A Common Stock [Member]
Share-Based Compensation (Successor) [Line Items]
Number of shares				5.00%
Future issuance	2,430,555	2,430,555	2,430,555	2,430,555
Class A Common Stock [Member] | RSUs [Member]
Share-Based Compensation (Successor) [Line Items]
Granted			2,232,699
Class A Common Stock [Member] | Successor [Member] | 2026 Equity Incentive Plan [Member]
Share-Based Compensation (Successor) [Line Items]
Issuance of shares				4,640,654